Contingencies - Additional Information (Detail) - Harvest Health & Recreation, Inc	May 10, 2021 USD ($) $ / shares
Commitments And Contingencies [Line Items]
Share price | $ / shares	$ 0.1170
Termination fee	$ 100,000,000
Business combination agreed to lend amount	25,000,000
Business combination agreed to lend additional amount	$ 25,000,000